Supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Supplemental Cash Flow Information [Abstract]
Trade and other receivables	$ (10,022)	$ (3,134)
Financial and other assets	(427)	209
Income tax receivable	61	1,050
Inventories	(1,624)	(4,874)
Accounts payable and accrued liabilities	5,116	4,164
Income taxes payable	(339)	(115)
Other liabilities	(594)	1,177
Total	$ 7,899	$ 1,523